Subsequent Events (Details)	Jan. 29, 2015 EUR (€) entity	Jan. 28, 2015 EUR (€)	Feb. 12, 2015 EUR (€)	Feb. 12, 2015 USD ($)	Jan. 29, 2015 USD ($) entity	Jan. 28, 2015 USD ($)	Jan. 28, 2015 GBP (£)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Aug. 13, 2010 EUR (€)	Aug. 13, 2010 USD ($)
UPCB Finance II Senior Secured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt								€ 750,000,000	$ 907,500,000
Stated interest rate of debt								6.375%	6.375%
UPC Broadband Holding Bank Facility AG Debt [Member]
Subsequent Event [Line Items]
Outstanding principal amount									$ 1,877,200,000
UPC Holding Senior Notes 8.375 Debt [Member]
Subsequent Event [Line Items]
Principal amount of debt										€ 640,000,000	$ 774,400,000
Stated interest rate of debt										8.375%	8.375%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member]
Subsequent Event [Line Items]
Redemption term		12 months
Percentage allowed to be redeemed each year	10.00%	10.00%			10.00%	10.00%	10.00%
Redemption price	103.00%	103.00%
Mandatory redemption percentage in event that certain assets sold or specific control changed	101.00%	101.00%			101.00%	101.00%	101.00%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price		102.563%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price		101.708%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price		100.854%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price		100.00%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Senior Notes [Member]
Subsequent Event [Line Items]
Additional basis points used to determine redemption premium		0.50%				0.50%	0.50%
Redemption term		12 months
Percentage allowed to be redeemed each year		10.00%				10.00%	10.00%
Redemption price		103.00%
Mandatory redemption percentage in event that certain assets sold or specific control changed		101.00%				101.00%	101.00%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Dollar Senior Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price		102.875%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Dollar Senior Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price		101.917%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Dollar Senior Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price		100.958%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Dollar Senior Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price		100.00%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Euro Senior Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price		102.25%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Euro Senior Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price		101.50%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Euro Senior Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price		100.75%
Subsequent Event [Member] | Long-term Debt [Member] | 2025 VM Euro Senior Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price		100.00%
Subsequent Event [Member] | Long-term Debt [Member] | UPCB Finance II Senior Secured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt redeemed		€ 560,000,000				$ 677,600,000
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Dollar Senior Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price	102.938%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Dollar Senior Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price	101.958%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Dollar Senior Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price	100.979%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Dollar Senior Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price	100.00%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Euro Senior Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price	102.313%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Euro Senior Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price	101.542%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Euro Senior Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price	100.771%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Euro Senior Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price	100.00%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Senior Secured Notes [Member] | 2020
Subsequent Event [Line Items]
Redemption price	101.875%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Senior Secured Notes [Member] | 2021
Subsequent Event [Line Items]
Redemption price	101.25%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Senior Secured Notes [Member] | 2022
Subsequent Event [Line Items]
Redemption price	100.625%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo 2025 Senior Secured Notes [Member] | 2023 and thereafter
Subsequent Event [Line Items]
Redemption price	100.00%
Subsequent Event [Member] | Long-term Debt [Member] | Ziggo SPE Notes [Member]
Subsequent Event [Line Items]
Redemption term	12 months
Special mandatory redemption price	100.00%				100.00%
Subsequent Event [Member] | Long-term Debt [Member] | UPC Broadband Holding Bank Facility AG Debt [Member]
Subsequent Event [Line Items]
Outstanding principal amount			€ 684,200,000	$ 827,900,000
Subsequent Event [Member] | Long-term Debt [Member] | UPC Holding Senior Notes 8.375 Debt [Member]
Subsequent Event [Line Items]
Stated interest rate of debt		0.00%				0.00%	0.00%
Subsequent Event [Member] | Virgin Media Secured Finance [Member] | Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt						$ 467,400,000	£ 300,000,000
Stated interest rate of debt		5.125%				5.125%	5.125%
Subsequent Event [Member] | Virgin Media Finance [Member] | Long-term Debt [Member] | 2025 VM Dollar Senior Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt						$ 400,000,000
Stated interest rate of debt		5.75%				5.75%	5.75%
Subsequent Event [Member] | Virgin Media Finance [Member] | Long-term Debt [Member] | 2025 VM Euro Senior Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt		€ 460,000,000				$ 556,600,000
Stated interest rate of debt		4.50%				4.50%	4.50%
Subsequent Event [Member] | Ziggo Bond Finance [Member]
Subsequent Event [Line Items]
Number of special purpose financing entities | entity	2				2
Subsequent Event [Member] | Ziggo Bond Finance [Member] | Long-term Debt [Member] | Ziggo 2025 Dollar Senior Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt					$ 400,000,000
Stated interest rate of debt	5.875%				5.875%
Subsequent Event [Member] | Ziggo Bond Finance [Member] | Long-term Debt [Member] | Ziggo 2025 Euro Senior Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt	€ 400,000,000				$ 484,000,000
Stated interest rate of debt	4.625%				4.625%
Subsequent Event [Member] | Ziggo Secured Finance [Member] | Long-term Debt [Member] | Ziggo 2025 Senior Secured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt	€ 800,000,000				$ 968,100,000
Stated interest rate of debt	3.75%				3.75%